DERIVATIVE FINANCIAL LIABILITY (Tables)	12 Months Ended
May 31, 2026
Disclosure of detailed information about hedges [line items]
Disclosure of Detailed Information About Derivative Financial Liability Fair Value Assumptions [Table Text Block]
Risk-free interest rate	From 2.49% to 2.93%
Expected life	3 years
Expected volatility	58.05% to 63.99%
Dividend rate	Nil

Risk-free interest rate	From 2.89% to 3.14%
Expected life	5 years
Expected volatility	63.05% to 64.06%
Dividend rate	Nil

Disclosure of Detailed Information About Continuity of Derivative Liability [Table Text Block]
	May 31, 2026 $	May 31, 2025 $
Balance beginning of the year	403,053	-
Fair value of the derivative financial liability on the date of issuance	8,332,321	182,137
Fair value changes of the derivative financial liability	9,979,637	220,916
Fair value of derivative liability reversed on exercise of warrants	(1,564,479)	-
Balance end of year	17,150,532	403,053

At Fair Value [Member]
Disclosure of detailed information about hedges [line items]
Disclosure of Detailed Information About Derivative Financial Liability Fair Value Assumptions [Table Text Block]
	May 31, 2026	May 31, 2025
Risk-free interest rate	2.91% to 3.08%	2.84%
Expected life	2.03 to 3.44 years	4.44 years
Expected volatility	65.68% to 67.91%	64.63%
Dividend rate	Nil	Nil